Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 822,423	$ 827,348
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,344	13,865
Equity in earnings of real estate joint venture	(67,315)	(79,331)
Distributions from real estate joint venture	69,300	75,300
Changes in assets and liabilities:
Other assets	(10,674)	9,221
Incentive management fee payable to General Partners	6,605	(24,833)
Property management fees payable	84	(1,463)
Customer deposits and other liabilities	(59,861)	3,994
Net cash provided by operating activities	775,906	824,101
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(30,738)	(5,533)
Net cash used in investing activities	(30,738)	(5,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(912,698)	(973,869)
Net cash used in financing activities	(912,698)	(973,869)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(167,530)	(155,301)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	560,140	715,441
CASH AND CASH EQUIVALENTS AT END OF PERIOD	392,610	560,140
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	181,818	242,424